EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2015	2014	2013
Net (loss) income from continuing operations	(220,839)	16,253	3,530
Net loss from discontinued operations	—	(258)	(7,433)
Net (loss) income	(220,839)	15,995	(3,903)

(in thousands)	2015	2014	2013
Weighted average number of shares outstanding - basic	151,217	52,445	25,620
Impact of restricted stock units	133	149	176
Weighted average number of shares outstanding - diluted	151,350	52,594	25,796